Other Administrative Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
General maintenance expenses	R$ 818,329	R$ 878,393	R$ 896,232
Technology maintenance expenses	3,015,127	2,409,697	2,383,988
Advertising	482,880	516,448	521,964
Communications	282,336	351,019	501,765
Per diems and travel expenses	214,903	201,195	163,057
Taxes other than income tax	141,768	154,047	173,147
Surveillance and cash courier services	383,979	474,477	524,680
Insurance premiums	26,238	25,311	26,783
Specialized and technical services	2,485,963	2,413,970	2,397,149
Technical reports	432,017	409,138	512,257
Others specialized and technical services	2,053,946	2,004,832	1,884,892
Other administrative expenses (1)	1,387,569	1,393,951	1,159,950
Total	R$ 9,239,092	R$ 8,818,508	R$ 8,748,715